FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about financial instruments [abstract]
Disclosure of fair value of financial instruments [text block]
The following tables list the company’s financial instruments by their carrying value and fair value as at June 30, 2022 and December 31, 2021:

	2022		2021
AS AT JUN. 30, 2022 AND DEC. 31, 2021 (MILLIONS)	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$12,205	$12,205	$12,694	$12,694
Other financial assets
Government bonds	1,655	1,655	2,020	2,020
Corporate bonds	2,134	2,134	2,521	2,521
Fixed income securities and other	5,877	5,877	3,241	3,241
Common shares and warrants	5,901	5,901	5,927	5,927
Loans and notes receivable	7,535	7,535	2,837	2,837
	23,102	23,102	16,546	16,546
Accounts receivable and other	19,240	19,240	15,318	15,318
	$54,547	$54,547	$44,558	$44,558
Financial liabilities
Corporate borrowings	$12,054	$11,652	$10,875	$11,993
Non-recourse borrowings of managed entities
Property-specific borrowings	172,666	171,382	152,008	153,844
Subsidiary borrowings	14,919	14,124	13,049	13,415
	187,585	185,506	165,057	167,259
Accounts payable and other	42,846	42,846	43,504	43,504
Subsidiary equity obligations	4,788	4,788	4,308	4,308
	$247,273	$244,792	$223,744	$227,064

Disclosure of fair value measurement of assets [text block]
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the fair value hierarchy levels:

	2022			2021
AS AT JUN. 30, 2022 AND DEC. 31, 2021 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Other financial assets
Government bonds	$16	$1,639	$—	$48	$1,972	$—
Corporate bonds	129	1,653	348	85	2,050	383
Fixed income securities and other	570	2,267	437	762	1,908	451
Common shares and warrants	1,777	2,490	1,634	4,063	548	1,316
Loans and notes receivables	6	—	5	—	—	5
	2,498	8,049	2,424	4,958	6,478	2,155
Accounts receivable and other	31	2,703	28	3	2,265	77
	$2,529	$10,752	$2,452	$4,961	$8,743	$2,232
Financial liabilities
Accounts payable and other	$63	$3,367	$1,322	$29	$4,150	$1,311
Subsidiary equity obligations	—	447	1,244	—	135	1,403
	$63	$3,814	$2,566	$29	$4,285	$2,714
The following table presents our investment properties measured at fair value:

AS AT JUN. 30, 2022 (MILLIONS)
Core	$19,365
Transitional and Development	28,823
LP Investments	57,353
Other investment properties	1,411
$106,952

Carrying and fair values of financial liabilities
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the fair value hierarchy levels:

	2022			2021
AS AT JUN. 30, 2022 AND DEC. 31, 2021 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Other financial assets
Government bonds	$16	$1,639	$—	$48	$1,972	$—
Corporate bonds	129	1,653	348	85	2,050	383
Fixed income securities and other	570	2,267	437	762	1,908	451
Common shares and warrants	1,777	2,490	1,634	4,063	548	1,316
Loans and notes receivables	6	—	5	—	—	5
	2,498	8,049	2,424	4,958	6,478	2,155
Accounts receivable and other	31	2,703	28	3	2,265	77
	$2,529	$10,752	$2,452	$4,961	$8,743	$2,232
Financial liabilities
Accounts payable and other	$63	$3,367	$1,322	$29	$4,150	$1,311
Subsidiary equity obligations	—	447	1,244	—	135	1,403
	$63	$3,814	$2,566	$29	$4,285	$2,714

Description of valuation techniques used in fair value measurement, assets
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Jun. 30, 2022	Valuation Techniques and Key Inputs
Other financial assets	$8,049	Valuation models based on observable market data
Derivative assets/Derivative liabilities (accounts receivable/accounts payable)	2,703 / (3,367)	Foreign currency forward contracts – discounted cash flow model – forward exchange rates (from observable forward exchange rates at the end of the reporting period) and discounted at credit adjusted rate

Interest rate contracts – discounted cash flow model – forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate

		Energy derivatives – quoted market prices, or in their absence internal valuation models, corroborated with observable market data
Redeemable fund units (subsidiary equity obligations)	(447)	Aggregated market prices of underlying investments

Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Jun. 30, 2022	Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value
Corporate bonds	$348	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Fixed income securities and other	437	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Common shares and warrants	1,634	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
		Black-Scholes model	• Volatility	• Increases (decreases) in volatility increase (decreases) fair value
			• Term to maturity	• Increases (decreases) in term to maturity increase (decrease) fair value
Derivative assets/Derivative liabilities (accounts receivable/payable)	28 / (1,322)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Limited-life funds (subsidiary equity obligations)	(1,244)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
			• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value
			• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value
The following table summarizes the key valuation metrics of the company’s investment properties:

AS AT JUN. 30, 2022	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)
Core	5.9%	4.6%	11
Transitional and Development[1]	7.4%	5.9%	10
LP Investments[1]	9.0%	6.1%	14
Other investment properties[2]	7.3%	n/a	n/a
1.The rates presented are for investment properties valued using the discounted cash flow method. These rates exclude multifamily, triple net lease, student housing, manufactured housing and other investment properties valued using the direct capitalization method.
2.Other investment properties include investment properties held in our Infrastructure and Residential Development segments.

Disclosure of significant unobservable inputs used in fair value measurement of liabilities [text block]
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Jun. 30, 2022	Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value
Corporate bonds	$348	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Fixed income securities and other	437	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Common shares and warrants	1,634	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
		Black-Scholes model	• Volatility	• Increases (decreases) in volatility increase (decreases) fair value
			• Term to maturity	• Increases (decreases) in term to maturity increase (decrease) fair value
Derivative assets/Derivative liabilities (accounts receivable/payable)	28 / (1,322)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Limited-life funds (subsidiary equity obligations)	(1,244)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
			• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value
			• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value

Disclosure of financial assets
The following table presents the changes in the balance of financial assets and liabilities classified as Level 3 for the periods months ended June 30, 2022:

	Three Months Ended		Six Months Ended
AS AT AND FOR THE PERIODS ENDED JUN. 30, 2022 (MILLIONS)	Financial Assets	Financial Liabilities	Financial Assets	Financial Liabilities
Balance, beginning of period	$2,410	$2,738	$2,232	$2,714
Fair value changes in net income	54	50	158	99
Fair value changes in other comprehensive income[1]	9	(44)	(3)	33
Additions, net of disposals	(21)	(178)	65	(280)
Balance, end of period	$2,452	$2,566	$2,452	$2,566
1.Includes foreign currency translation.

Disclosure of financial liabilities
The following table presents the changes in the balance of financial assets and liabilities classified as Level 3 for the periods months ended June 30, 2022:

	Three Months Ended		Six Months Ended
AS AT AND FOR THE PERIODS ENDED JUN. 30, 2022 (MILLIONS)	Financial Assets	Financial Liabilities	Financial Assets	Financial Liabilities
Balance, beginning of period	$2,410	$2,738	$2,232	$2,714
Fair value changes in net income	54	50	158	99
Fair value changes in other comprehensive income[1]	9	(44)	(3)	33
Additions, net of disposals	(21)	(178)	65	(280)
Balance, end of period	$2,452	$2,566	$2,452	$2,566
1.Includes foreign currency translation.